UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Diversified Target Return Fund. The remaining series of the Registrant, MFS Commodity Strategy Fund, has a fiscal year end of April 30.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2013

MFS® DIVERSIFIED TARGET RETURN FUND

DTR-SEM

MFS® DIVERSIFIED TARGET RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2013 has unfolded, we have seen global growth prospects decline, while U.S. and global equities march forward. Meanwhile, historically very low yields and a broadly sideways market have produced slim bond market returns. The big stories thus far this year are Japan’s aggressive stimulus, which appears to be eliciting its desired response among consumers and businesses, and the eurozone’s debt-driven doldrums. Meanwhile, the two economic giants, China and the United States, keep chugging along deliberately, albeit at historically moderate rates of growth.

The U.S. housing recovery has coincided with a pickup in auto sales and a lift in job creation, but the U.S. sequestration’s cuts are having the effect of a driver applying the brakes at the same time as the accelerator. The result is slower than desirable growth. China, similarly, keeps moving forward, but at a slower than normal pace, held back by the eurozone recession, slower global growth, and by the new government’s efforts to shift its enormous economy to more of a consumer focus. The eurozone continues to struggle with persistent record-high unemployment and 21 straight months of manufacturing contraction. The European Central Bank’s recent interest rate cut could help, but this region will require much needed, though politically difficult, structural reforms to climb out of its deep funk.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)	Net Market Exposure (c)
Equity	Europe ex-U.K.	11.3%	2.8%	14.1%
	Emerging Markets	3.0%	5.0%	8.0%
	U.S. Small/Mid Cap	17.9%	(12.8)%	5.1%
	United Kingdom	6.3%	(1.6)%	4.7%
	Asia/Pacific ex-Japan	1.9%	2.8%	4.7%
	Japan	5.6%	(1.7)%	3.9%
	Developed - Middle East/Africa	0.4%	0.0%	0.4%
	North America ex-U.S.	0.7%	(1.1)%	(0.4)%
	U.S. Large Cap	38.7%	(39.2)%	(0.5)%
Fixed Income	U.S.	0.0%	70.7%	70.7%
	Asia/Pacific ex-Japan	0.0%	13.3%	13.3%
	Europe ex-U.K.	0.0%	7.2%	7.2%
	United Kingdom	0.0%	6.8%	6.8%
Cash	Cash & Equivalents (d)	3.6%	(19.6)%	(16.0)%
	Derivative Offsets (e)	0.1%	(22.1)%	(22.0)%

Top ten holdings (c)
Markit Index CDX.NA Series 20 IG - 1.00 JUN 20 18	46.8%
Markit Index CDX.NA Series 20 HY - 5.00 JUN 20 18	13.4%
Dow Jones EURO STOXX 50 Index Future - JUN 21 13	7.8%
Markit Index CDX.NA Series 20 IG - 1.00 JUN 20 18	6.7%
SPI 200 Index Future - JUN 20 13	6.1%
Mini MSCI EM Index Future - JUN 21 13	4.9%
S&P 500 Index Option - DEC 21 13	4.9%
Deutsche Bank EUR Fixed Rate Swap - 2.469 SEP 14 21	4.1%
E-mini S&P MidCap 400 Index Future - JUN 21 13	(9.2)%
S&P 500 Index Future - JUN 20 13	(42.9)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the market value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.

Portfolio Composition – continued

(c)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Equivalents includes cash, other assets (excluding interest receivable) less liabilities, short term securities, payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The market value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2012 through April 30, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Expenses Paid During Period (p) 11/01/12-4/30/13
A	Actual	1.38%	$1,000.00	$1,070.51	$7.08
	Hypothetical (h)	1.38%	$1,000.00	$1,017.95	$6.90
B	Actual	2.13%	$1,000.00	$1,066.53	$10.91
	Hypothetical (h)	2.13%	$1,000.00	$1,014.23	$10.64
C	Actual	2.13%	$1,000.00	$1,066.46	$10.91
	Hypothetical (h)	2.13%	$1,000.00	$1,014.23	$10.64
I	Actual	1.13%	$1,000.00	$1,072.47	$5.81
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
R1	Actual	2.13%	$1,000.00	$1,066.99	$10.92
	Hypothetical (h)	2.13%	$1,000.00	$1,014.23	$10.64
R2	Actual	1.63%	$1,000.00	$1,068.46	$8.36
	Hypothetical (h)	1.63%	$1,000.00	$1,016.71	$8.15
R3	Actual	1.38%	$1,000.00	$1,069.96	$7.08
	Hypothetical (h)	1.38%	$1,000.00	$1,017.95	$6.90
R4	Actual	1.13%	$1,000.00	$1,072.35	$5.81
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
R5	Actual	1.07%	$1,000.00	$1,071.83	$5.50
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 85.7%
Issuer	Shares/Par	Value ($)
Aerospace - 2.0%
Cobham PLC	29,258	$113,847
Embraer S.A., ADR	1,450	50,649
Honeywell International, Inc.	7,180	528,017
Lockheed Martin Corp.	8,850	876,947
Northrop Grumman Corp.	1,460	110,580
Precision Castparts Corp.	4,286	819,869
Rolls-Royce Holdings PLC, “C”	7,013	123,098
Rolls-Royce Holdings PLC, IPS (a)	815,507	1,267
TransDigm Group, Inc.	1,432	210,218
United Technologies Corp.	6,670	608,904

		$3,443,396
Airlines - 0.3%
Copa Holdings S.A., “A”	1,270	$159,487
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	1,015	125,972
Stagecoach Group PLC	22,441	107,185
U.S. Airways Group, Inc. (a)	2,090	35,321
United Continental Holdings, Inc. (a)	1,970	63,631

		$491,596
Alcoholic Beverages - 1.1%
Beam, Inc.	2,430	$157,245
Carlsberg Group	1,274	118,261
Companhia de Bebidas das Americas, ADR	880	36,978
Diageo PLC	20,351	620,864
Heineken N.V.	7,653	540,416
Pernod Ricard S.A.	3,857	477,471

		$1,951,235
Apparel Manufacturers - 1.4%
Adidas AG	446	$46,578
Cia.Hering S.A.	3,300	67,130
Compagnie Financiere Richemont S.A.	1,151	92,966
Gerry Weber International AG	2,879	126,276
Guess?, Inc.	7,160	198,189
Hanesbrands, Inc.	1,700	85,272
Li & Fung Ltd.	258,000	333,798
LVMH Moet Hennessy Louis Vuitton S.A.	3,253	563,351
Michael Kors Holdings Ltd. (a)	5,895	335,661

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Apparel Manufacturers - continued
NIKE, Inc., “B”	2,780	$176,808
PVH Corp.	315	36,354
VF Corp.	1,996	355,727

		$2,418,110
Automotive - 1.8%
Autoliv, Inc.	1,400	$106,988
Bayerische Motoren Werke AG	1,081	99,725
Delphi Automotive PLC	15,700	725,497
DENSO Corp.	8,000	358,209
Geely Automobile Holdings Ltd.	245,000	123,129
General Motors Co. (a)	6,200	191,208
Guangzhou Automobile Group Co. Ltd., “H”	150,000	123,709
Honda Motor Co. Ltd.	14,900	592,271
Johnson Controls, Inc.	7,920	277,279
LKQ Corp. (a)	12,590	303,167
TRW Automotive Holdings Corp. (a)	2,750	165,193
USS Co. Ltd.	690	88,404

		$3,154,779
Biotechnology - 1.3%
Abcam PLC	15,751	$107,409
Alexion Pharmaceuticals, Inc. (a)	2,360	231,280
Amgen, Inc.	6,179	643,914
Biogen Idec, Inc. (a)	1,254	274,538
Celgene Corp. (a)	2,115	249,718
Gilead Sciences, Inc. (a)	7,630	386,383
Medivation, Inc. (a)	1,020	53,764
Regeneron Pharmaceuticals, Inc. (a)	307	66,048
Vertex Pharmaceuticals, Inc. (a)	490	37,642
ViroPharma, Inc. (a)	7,020	191,295

		$2,241,991
Broadcasting - 1.9%
Discovery Communications, Inc., “A” (a)	4,825	$380,307
Fuji Television Network, Inc.	58	125,835
Havas S.A.	12,402	75,801
Interpublic Group of Companies, Inc.	5,220	72,245
News Corp., “A”	15,560	481,893
Nippon Television Holdings, Inc.	13,000	229,502
Omnicom Group, Inc.	2,325	138,965
Publicis Groupe	4,196	291,879
Rightmove PLC	5,309	158,420

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Broadcasting - continued
Scripps Networks Interactive, Inc., “A”	2,450	$163,121
Time Warner, Inc.	2,790	166,786
Viacom, Inc., “B”	6,850	438,332
Walt Disney Co.	8,690	546,080

		$3,269,166
Brokerage & Asset Managers - 1.4%
Aberdeen Asset Management PLC	9,573	$66,723
Affiliated Managers Group, Inc. (a)	3,031	471,866
BlackRock, Inc.	1,465	390,423
BM&F Bovespa S.A.	10,700	74,177
Computershare Ltd.	13,079	134,641
Daiwa Securities Group, Inc.	15,000	132,790
Evercore Partners, Inc.	2,210	83,428
Franklin Resources, Inc.	1,637	253,178
GFI Group, Inc.	7,000	28,070
IG Group Holdings PLC	22,934	191,838
IntercontinentalExchange, Inc. (a)	1,403	228,591
LPL Financial Holdings, Inc.	2,760	95,386
NASDAQ OMX Group, Inc.	2,995	88,293
Schroders PLC	4,588	166,410
TD Ameritrade Holding Corp.	2,350	46,789

		$2,452,603
Business Services - 3.7%
Accenture PLC, “A”	10,480	$853,491
Amadeus Holdings AG	18,773	554,168
Brenntag AG	1,572	267,993
Bright Horizons Family Solutions, Inc. (a)	6,750	218,970
Brunel International N.V.	2,031	86,033
Bunzl PLC	8,087	160,667
Capita PLC	8,582	120,311
Cognizant Technology Solutions Corp., “A” (a)	4,859	314,863
Compass Group PLC	41,820	550,220
Concur Technologies, Inc. (a)	1,090	79,690
Constant Contact, Inc. (a)	8,110	118,487
CoreLogic, Inc. (a)	4,960	135,309
Dun & Bradstreet Corp.	640	56,608
Experian Group Ltd.	6,224	109,442
Fidelity National Information Services, Inc.	4,950	208,148
Fiserv, Inc. (a)	710	64,688
FleetCor Technologies, Inc. (a)	6,300	484,470
Gartner, Inc. (a)	6,080	351,728

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
IHS, Inc., “A” (a)	690	$67,227
Intertek Group PLC	5,238	269,154
Jones Lang LaSalle, Inc.	2,290	226,756
LPS Brasil - Consultoria de Imoveis S.A.	3,800	39,068
Mitsubishi Corp.	6,400	114,758
Nomura Research Institute Ltd.	13,000	391,394
Performant Financial Corp. (a)	4,900	47,677
Realogy Holdings Corp. (a)	1,440	69,120
Sodexo	1,911	159,583
Verisk Analytics, Inc., “A” (a)	6,010	368,353
Xoom Corp. (a)	1,760	32,490

		$6,520,866
Cable TV - 1.2%
Charter Communications, Inc., “A” (a)	1,728	$174,079
Comcast Corp., “A”	9,668	399,288
Comcast Corp., “Special A”	11,700	459,693
Dish Network Corp., “A”	850	33,312
Liberty Global, Inc., “A” (a)	1,530	110,726
Time Warner Cable, Inc.	8,523	800,224
Ziggo N.V.	2,971	106,483

		$2,083,805
Chemicals - 1.2%
3M Co.	1,907	$199,682
Celanese Corp.	7,180	354,764
CF Industries Holdings, Inc.	2,579	481,009
Givaudan S.A.	106	136,348
Intrepid Potash, Inc.	4,760	87,632
LyondellBasell Industries N.V., “A”	5,080	308,356
Monsanto Co.	1,472	157,239
PPG Industries, Inc.	2,624	386,095
Victrex PLC	2,655	66,193

		$2,177,318
Computer Software - 2.7%
ANSYS, Inc. (a)	830	$67,114
Autodesk, Inc. (a)	2,770	109,083
Blackbaud, Inc.	760	22,276
Check Point Software Technologies Ltd. (a)	1,100	51,282
Citrix Systems, Inc. (a)	6,144	381,972
CommVault Systems, Inc. (a)	2,860	210,324
Dassault Systemes S.A.	1,594	194,388

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Intuit, Inc.	783	$46,698
Microsoft Corp.	12,100	400,510
Nuance Communications, Inc. (a)	2,917	55,540
OBIC Co. Ltd.	1,400	368,939
Oracle Corp.	35,182	1,153,266
PTC, Inc. (a)	3,450	82,835
Qlik Technologies, Inc. (a)	8,020	208,600
Salesforce.com, Inc. (a)	4,834	198,726
SAP AG	1,565	124,301
SolarWinds, Inc. (a)	6,663	338,814
Symantec Corp. (a)	10,870	264,141
TIBCO Software, Inc. (a)	10,060	195,265
VeriSign, Inc. (a)	6,039	278,217

		$4,752,291
Computer Software - Systems - 2.4%
Apple, Inc. (s)	2,784	$1,232,616
Canon, Inc.	9,300	333,421
EMC Corp. (a)	15,813	354,686
Exa Corp. (a)	2,400	17,904
ExactTarget, Inc. (a)	2,260	44,251
FleetMatics Group PLC (a)	3,910	91,768
Fusion-io, Inc. (a)	2,710	50,894
Greenway Medical Technologies, Inc. (a)	2,220	29,903
Guidewire Software, Inc. (a)	1,650	66,132
Hewlett-Packard Co.	22,370	460,822
Ingram Micro, Inc., “A” (a)	2,810	50,046
International Business Machines Corp.	2,993	606,202
Konica Minolta, Inc.	8,500	60,076
Linx S.A.	1,700	28,490
Model N, Inc. (a)	3,860	76,351
NICE Systems Ltd. (a)	3,552	124,543
NICE Systems Ltd., ADR (a)	3,470	123,081
Nintendo Co. Ltd.	200	22,157
SciQuest, Inc. (a)	4,660	106,528
Vantiv, Inc., “A” (a)	7,420	167,173
Venture Corp. Ltd.	3,000	20,265
Western Digital Corp.	2,850	157,548
Xerox Corp.	8,070	69,241

		$4,294,098
Conglomerates - 0.3%
Alfa S.A.B de C.V.	58,910	$136,816
DCC PLC	2,991	109,465

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Conglomerates - continued
First Pacific Co. Ltd.	98,000	$135,631
Hutchison Whampoa Ltd.	9,000	97,769

		$479,681
Construction - 0.8%
Bellway PLC	9,774	$204,204
Geberit AG	822	200,770
NVR, Inc. (a)	117	120,510
PDG Realty S.A., ADR	33,473	78,327
Pulte Homes, Inc. (a)	2,930	61,501
Semen Indonesia Persero Tbk PT	38,500	72,862
Stanley Black & Decker, Inc.	8,674	648,902

		$1,387,076
Consumer Products - 1.7%
Estee Lauder Cos., Inc., “A”	3,126	$216,788
Henkel KGaA, IPS	4,206	396,599
Inter Parfums, Inc.	370	10,719
International Flavors & Fragrances, Inc.	2,340	180,625
Kao Corp.	8,700	300,754
Kose Corp.	1,100	28,695
L’Oreal S.A.	590	105,206
Newell Rubbermaid, Inc.	2,760	72,698
Nu Skin Enterprises, Inc., “A”	3,600	182,628
Procter & Gamble Co.	8,509	653,236
Reckitt Benckiser Group PLC	9,129	665,918
Uni-Charm Corp.	3,500	226,189

		$3,040,055
Consumer Services - 0.4%
Anhanguera Educacional Participacoes S.A.	1,500	$26,997
HomeAway, Inc. (a)	3,454	105,520
MakeMyTrip Ltd. (a)	3,180	40,831
Priceline.com, Inc. (a)	749	521,297

		$694,645
Containers - 0.5%
Ball Corp.	6,620	$292,074
Bemis Co., Inc.	1,370	53,910
Brambles Ltd.	5,297	47,885
Greif, Inc., “A”	1,100	52,987
Owens-Illinois, Inc. (a)	1,470	38,632
Packaging Corp. of America	2,430	115,571
Sealed Air Corp.	2,150	47,558

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Containers - continued
Silgan Holdings, Inc.	4,130	$197,703
Viscofan S.A.	1,861	96,661

		$942,981
Electrical Equipment - 2.6%
AMETEK, Inc.	8,302	$337,974
Amphenol Corp., “A”	3,780	285,466
Danaher Corp. (s)	13,710	835,487
General Electric Co.	13,390	298,463
Legrand S.A.	4,586	213,709
Mettler-Toledo International, Inc. (a)	1,390	290,454
MSC Industrial Direct Co., Inc., “A”	2,970	234,036
Pentair Ltd.	1,680	91,308
Prysmian S.p.A.	1,459	29,450
Schneider Electric S.A.	5,595	426,627
Sensata Technologies Holding B.V. (a)	7,400	247,530
Siemens AG	2,984	311,631
Spectris PLC	2,057	67,420
TriMas Corp. (a)	1,800	54,900
Tyco International Ltd.	10,370	333,084
W.W. Grainger, Inc.	1,247	307,348
WESCO International, Inc. (a)	2,730	195,714

		$4,560,601
Electronics - 1.8%
3D Systems, Inc. (a)	1,320	$50,477
Altera Corp.	12,180	389,882
Analog Devices, Inc.	1,270	55,867
ASM International N.V.	925	30,863
Halma PLC	10,151	78,919
Hirose Electric Co. Ltd.	400	57,445
Infineon Technologies AG	11,885	93,833
Intel Corp.	14,350	343,683
JDS Uniphase Corp. (a)	5,280	71,280
Linear Technology Corp.	4,340	158,410
Mellanox Technologies Ltd. (a)	2,530	128,979
Microchip Technology, Inc.	9,720	354,002
Monolithic Power Systems, Inc.	2,860	68,983
NXP Semiconductors N.V. (a)	7,570	208,554
Samsung Electronics Co. Ltd.	96	132,498
Siliconware Precision Industries Co. Ltd., ADR	26,204	159,582
Stratasys Ltd. (a)	1,400	116,270
Taiwan Semiconductor Manufacturing Co. Ltd.	40,654	150,841
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,242	348,057

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Ultratech, Inc. (a)	2,740	$80,748
Universal Display Corp. (a)	520	16,349
Veeco Instruments, Inc. (a)	2,710	103,170

		$3,198,692
Energy - Independent - 2.3%
Anadarko Petroleum Corp.	2,220	$188,167
Apache Corp.	790	58,365
Cabot Oil & Gas Corp.	9,813	667,775
Cairn Energy PLC (a)	21,634	96,985
Cenovus Energy, Inc.	3,120	93,372
Concho Resources, Inc. (a)	1,270	109,385
CONSOL Energy, Inc.	1,270	42,723
EOG Resources, Inc.	3,359	406,976
EQT Corp.	1,880	141,226
Gulfport Energy Corp. (a)	500	26,095
HollyFrontier Corp.	1,380	68,241
INPEX Corp.	39	188,029
Marathon Petroleum Corp.	4,309	337,653
Noble Energy, Inc.	2,175	246,406
Occidental Petroleum Corp.	4,030	359,718
Oil Search Ltd.	9,110	70,171
PDC Energy, Inc. (a)	260	11,258
Peabody Energy Corp.	9,070	181,944
Pioneer Natural Resources Co.	2,944	359,845
QEP Resources, Inc.	1,542	44,271
Range Resources Corp.	1,300	95,576
Reliance Industries Ltd.	7,195	105,264
SM Energy Co.	2,850	173,850

		$4,073,295
Energy - Integrated - 2.8%
BG Group PLC	20,853	$351,291
BP PLC	78,818	571,023
Chevron Corp.	9,165	1,118,222
Exxon Mobil Corp. (s)	23,875	2,124,636
Royal Dutch Shell PLC, “A”	22,051	750,824
Suncor Energy, Inc.	1,851	57,710

		$4,973,706
Engineering - Construction - 0.2%
Fluor Corp.	3,410	$194,302
JGC Corp.	6,000	177,566

		$371,868

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Entertainment - 0.1%
AMC Networks, Inc., “A” (a)	2,330	$146,813
Netflix, Inc. (a)	94	20,311
Six Flags Entertainment Corp.	1,200	87,444

		$254,568
Food & Beverages - 3.6%
Booker Group PLC	39,951	$73,849
Britvic PLC	17,701	120,982
Bunge Ltd.	1,160	83,764
Chr. Hansen Holding A/S	4,010	144,502
Coca-Cola Co.	9,117	385,923
Coca-Cola Enterprises, Inc.	8,470	310,256
Dean Foods Co. (a)	5,740	109,864
Dr Pepper Snapple Group, Inc.	2,120	103,520
Flowers Foods, Inc.	1,610	53,033
General Mills, Inc.	10,680	538,486
Green Mountain Coffee Roasters, Inc. (a)	1,850	106,190
Groupe Danone	17,967	1,372,612
Ingredion, Inc.	2,867	206,453
ITO EN Ltd.	600	14,433
J.M. Smucker Co.	1,300	134,199
Kellogg Co.	690	44,878
Kerry Group PLC	2,169	128,284
M. Dias Branco S.A. Industria e Comercio de Alimentos	3,400	152,059
Mead Johnson Nutrition Co., “A”	3,399	275,625
Mondelez International, Inc.	9,190	289,026
Nestle S.A.	16,865	1,204,384
PepsiCo, Inc. (s)	520	42,884
Pinnacle Foods, Inc. (a)	2,420	57,765
Tate & Lyle PLC	2,950	38,698
Tyson Foods, Inc., “A”	11,880	292,604

		$6,284,273
Food & Drug Stores - 1.3%
Alimentation Couche-Tard, Inc.	1,483	$89,878
Brazil Pharma S.A.	7,039	44,294
Cosmos Pharmaceutical Corp.	836	93,218
CVS Caremark Corp.	13,422	780,892
Dairy Farm International Holdings Ltd.	3,600	43,200
Fairway Group Holdings Corp. (a)	3,800	66,804
Kroger Co.	14,032	482,420
Lawson, Inc.	4,300	338,760
Shoppers Drug Mart Corp.	990	44,338

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Drug Stores - continued
Sundrug Co. Ltd.	1,300	$57,075
Walgreen Co.	4,870	241,114
Wumart Stores, Inc.	15,000	26,288

		$2,308,281
Gaming & Lodging - 0.6%
Ladbrokes PLC	36,879	$108,495
Las Vegas Sands Corp.	2,000	112,500
Norwegian Cruise Line Holdings Ltd. (a)	2,270	70,393
Sands China Ltd.	60,800	318,880
Wynn Resorts Ltd.	2,649	363,708

		$973,976
General Merchandise - 1.1%
Clicks Group Ltd.	14,765	$94,117
Costco Wholesale Corp.	1,077	116,779
Dillard’s, Inc.	1,120	92,299
Dollarama, Inc.	1,020	74,719
Five Below, Inc. (a)	5,390	193,986
Kohl’s Corp.	2,830	133,180
Lojas Renner S.A.	900	34,169
Macy’s, Inc.	9,170	408,982
Target Corp.	9,700	684,432
Wal-Mart Stores, Inc.	1,131	87,901

		$1,920,564
Health Maintenance Organizations - 0.3%
Aetna, Inc.	690	$39,634
BioScrip, Inc. (a)	4,150	57,519
Centene Corp. (a)	460	21,252
UnitedHealth Group, Inc.	3,300	197,769
WellPoint, Inc.	2,510	183,029

		$499,203
Insurance - 3.3%
ACE Ltd.	4,310	$384,193
Aflac, Inc.	3,120	169,853
AIA Group Ltd.	102,400	454,585
Allied World Assurance Co.	1,960	177,988
American International Group, Inc. (a)	9,503	393,614
Amlin PLC	24,462	161,264
Aon PLC	2,910	175,619
Assurant, Inc.	1,680	79,867
Berkshire Hathaway, Inc., “B” (a)	164	17,436

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Catlin Group Ltd.	5,444	$44,435
Chubb Corp.	930	81,905
Delta Lloyd N.V.	7,220	138,347
Euler Hermes	385	36,759
Everest Re Group Ltd.	3,224	435,208
Genworth Financial, Inc. (a)	2,640	26,479
Hanover Insurance Group, Inc.	1,040	52,447
Hartford Financial Services Group, Inc.	1,330	37,360
Hiscox Ltd.	28,335	246,920
ING Groep N.V. (a)	35,768	293,556
Jardine Lloyd Thompson Group PLC	3,344	44,023
Lincoln National Corp.	1,690	57,477
MetLife, Inc.	15,590	607,854
Protective Life Corp.	1,410	53,665
Prudential Financial, Inc.	9,010	544,384
Sony Financial Holdings, Inc.	10,500	148,101
Storebrand A.S.A. (a)	16,843	76,526
Swiss Re Ltd.	1,526	121,368
Symetra Financial Corp.	2,960	40,345
Travelers Cos., Inc.	2,260	193,027
Unum Group	1,700	47,413
Validus Holdings Ltd.	8,622	332,895
Zurich Insurance Group AG	497	138,762

		$5,813,675
Internet - 1.7%
AOL, Inc.	2,000	$77,280
eBay, Inc. (a)	6,870	359,919
Facebook, Inc., “A “ (a)	2,250	62,460
Google, Inc., “A” (a)	1,955	1,612,034
LinkedIn Corp., “A” (a)	1,177	226,090
Millennial Media, Inc. (a)	3,190	22,107
NHN Corp.	211	56,711
Rackspace Hosting, Inc. (a)	2,430	117,126
Shutterfly, Inc. (a)	1,340	59,670
Shutterstock, Inc. (a)	730	30,441
Yahoo Japan Corp.	487	243,537
Yahoo!, Inc. (a)	4,580	113,263

		$2,980,638
Leisure & Toys - 0.3%
Activision Blizzard, Inc.	2,770	$41,412
Brunswick Corp.	2,290	72,501
Hasbro, Inc.	3,100	146,847

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Leisure & Toys - continued
Mattel, Inc.	1,480	$67,577
Polaris Industries, Inc.	2,795	240,901
Sankyo Co. Ltd.	400	18,218

		$587,456
Machinery & Tools - 2.6%
Allison Transmission Holdings, Inc.	4,300	$98,083
Atlas Copco AB, “A”	8,256	217,322
Burckhardt Compression Holding AG	340	138,955
Cummins, Inc.	2,946	313,425
Eaton Corp. PLC	5,180	318,104
Flowserve Corp.	450	71,154
GEA Group AG	6,564	222,033
GLORY Ltd.	7,900	217,101
Illinois Tool Works, Inc.	550	35,508
IPG Photonics Corp.	1,158	73,741
Joy Global, Inc.	10,693	604,368
Kennametal, Inc.	5,440	217,546
Kone Oyj, “B”	1,058	93,423
Neopost S.A.	1,527	100,439
Nordson Corp.	520	36,135
Oshkosh Corp. (a)	3,330	130,736
Polypore International, Inc. (a)	2,310	96,858
Proto Labs, Inc. (a)	1,950	99,606
Regal Beloit Corp.	500	39,310
Roper Industries, Inc.	3,775	451,679
Schindler Holding AG	2,497	374,362
Sinotruk (Hong Kong) Ltd.	12,500	6,959
Spirax-Sarco Engineering PLC	3,095	126,104
Timken Co.	740	38,902
United Rentals, Inc. (a)	1,120	58,923
WABCO Holdings, Inc. (a)	3,470	250,638
Weir Group PLC	3,520	120,510

		$4,551,924
Major Banks - 4.3%
Banco Santander S.A.	14,943	$108,058
Bank of Ireland (a)	96,300	21,433
Bank of New York Mellon Corp.	6,430	181,455
Barclays PLC	64,499	286,592
BNP Paribas	5,440	303,118
Comerica, Inc.	1,918	69,528
Goldman Sachs Group, Inc.	4,927	719,687

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
HSBC Holdings PLC	65,260	$713,149
Huntington Bancshares, Inc.	8,370	60,013
JPMorgan Chase & Co. (s)	31,950	1,565,870
KeyCorp	8,440	84,147
Mitsubishi UFJ Financial Group, Inc.	24,500	166,626
Morgan Stanley	9,690	214,634
PNC Financial Services Group, Inc.	6,190	420,177
Regions Financial Corp.	6,530	55,440
Standard Chartered PLC	13,789	346,348
State Street Corp.	5,525	323,047
Sumitomo Mitsui Financial Group, Inc.	11,100	524,342
Wells Fargo & Co.	23,890	907,342
Westpac Banking Corp.	13,500	473,046

		$7,544,052
Medical & Health Technology & Services - 2.0%
Advisory Board Co. (a)	3,480	$171,042
AmerisourceBergen Corp.	5,360	290,083
Catamaran Corp. (a)	5,640	325,597
Cerner Corp. (a)	3,364	325,534
Community Health Systems, Inc.	6,580	299,851
Diagnosticos da America S.A.	10,000	55,079
Express Scripts Holding Co. (a)	5,232	310,624
Fleury S.A.	2,500	23,825
Fresenius Medical Care AG & Co. KGaA	1,560	107,653
HCA Holdings, Inc.	7,092	282,900
Health Management Associates, Inc., “A” (a)	7,690	88,358
Healthcare Services Group, Inc.	3,540	78,907
HealthStream, Inc. (a)	1,600	36,736
Henry Schein, Inc. (a)	2,690	243,176
HMS Holdings Corp. (a)	1,350	34,034
IDEXX Laboratories, Inc. (a)	1,510	132,820
Kobayashi Pharmaceutical Co. Ltd.	1,600	87,316
LifePoint Hospitals, Inc. (a)	1,000	48,000
McKesson Corp.	1,611	170,476
Miraca Holdings, Inc.	5,000	249,269
Quest Diagnostics, Inc.	870	49,007
Universal Health Services, Inc.	440	29,300
Vanguard Health Systems, Inc. (a)	2,920	42,720

		$3,482,307
Medical Equipment - 2.5%
Abbott Laboratories	9,909	$365,840
Align Technology, Inc. (a)	2,920	96,710

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Analogic Corp.	300	$23,844
Becton, Dickinson & Co.	430	40,549
Cardiovascular Systems, Inc. (a)	3,300	56,628
Cepheid, Inc. (a)	2,310	88,080
Cooper Cos., Inc.	3,016	332,966
Covidien PLC	6,036	385,338
DENTSPLY International, Inc.	1,850	78,348
DexCom, Inc. (a)	6,040	99,116
DIASORIN S.p.A.	2,463	92,379
Endologix, Inc. (a)	9,670	145,243
Essilor International S.A.	839	94,404
Genmark Diagnostics, Inc. (a)	1,670	25,969
Globus Medical, Inc., “A” (a)	4,300	65,446
Intuitive Surgical, Inc. (a)	153	75,320
Medtronic, Inc.	5,480	255,806
Nihon Kohden Corp.	2,900	111,407
NxStage Medical, Inc. (a)	4,060	45,350
Pall Corp.	500	33,355
PerkinElmer, Inc.	2,540	77,851
Sirona Dental Systems, Inc. (a)	2,350	172,819
Sonova Holding AG	2,365	257,408
St. Jude Medical, Inc.	5,210	214,756
Stryker Corp.	1,720	112,798
Teleflex, Inc.	800	62,504
Thermo Fisher Scientific, Inc.	10,883	878,040
Uroplasty, Inc. (a)	7,120	17,800
Volcano Corp. (a)	2,540	51,537

		$4,357,611
Metals & Mining - 0.7%
Globe Specialty Metals, Inc.	6,690	$87,371
GrafTech International Ltd. (a)	14,330	102,889
Horsehead Holding Corp. (a)	3,290	35,203
Iluka Resources Ltd.	46,510	431,541
Molycorp, Inc. (a)	7,110	41,522
Rio Tinto Ltd.	2,144	124,026
Rio Tinto PLC	8,650	392,211

		$1,214,763
Natural Gas - Distribution - 0.5%
AGL Resources, Inc.	1,120	$49,112
China Resources Gas Group Ltd.	16,000	44,844
GDF SUEZ	6,644	142,622

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Distribution - continued
NiSource, Inc.	1,450	$44,559
NorthWestern Corp.	1,160	49,903
Sempra Energy	2,770	229,495
Spectra Energy Corp.	5,730	180,667
Tokyo Gas Co. Ltd.	28,000	159,696

		$900,898
Natural Gas - Pipeline - 0.1%
Kinder Morgan, Inc.	3,568	$139,509

Network & Telecom - 0.8%
Ericsson, Inc., “B”	43,292	$540,394
Juniper Networks, Inc. (a)	8,160	135,048
Nokia Oyj	25,728	86,197
Qualcomm, Inc.	7,710	475,090
VTech Holdings Ltd.	11,000	140,332

		$1,377,061
Oil Services - 1.4%
Atwood Oceanics, Inc. (a)	2,470	$121,154
Basic Energy Services, Inc. (a)	3,490	47,918
Cameron International Corp. (a)	4,660	286,823
Core Laboratories N.V.	675	97,727
Dresser-Rand Group, Inc. (a)	9,168	509,832
Ensco PLC, “A”	1,950	112,476
FMC Technologies, Inc. (a)	3,620	196,566
Halliburton Co.	2,620	112,057
John Wood Group PLC	7,873	94,779
Key Energy Services, Inc. (a)	5,690	33,799
Noble Corp.	1,610	60,375
Oil States International, Inc. (a)	1,600	142,976
Saipem S.p.A.	3,949	111,814
Schlumberger Ltd.	1,752	130,401
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	1,305	127,625
Superior Energy Services, Inc. (a)	6,410	176,852
Technip	370	39,713

		$2,402,887
Other Banks & Diversified Financials - 3.7%
Aeon Financial Service Co. Ltd.	3,500	$104,873
American Express Co.	4,390	300,320
Anglo Irish Bank Corp. PLC (a)	10,470	0
Banco Santander Chile, ADR	2,096	55,837

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Chiba Bank Ltd.	20,000	$155,101
CIT Group, Inc. (a)	1,370	58,239
Citigroup, Inc.	15,839	739,048
Credicorp Ltd.	1,259	189,593
DBS Group Holdings Ltd.	7,000	95,250
Discover Financial Services	16,528	722,935
DNB A.S.A.	8,898	145,433
Erste Group Bank AG	5,765	180,695
Fifth Third Bancorp	9,550	162,637
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	7,930	128,070
Hachijuni Bank Ltd.	3,000	20,372
HDFC Bank Ltd.	8,185	103,659
HDFC Bank Ltd., ADR	2,870	121,803
ICICI Bank Ltd.	3,264	70,499
Itau Unibanco Holding S.A., ADR	10,740	180,754
Joyo Bank Ltd.	4,000	24,537
Julius Baer Group Ltd.	3,666	146,041
Jyske Bank (a)	2,806	109,195
KBC Group N.V.	3,754	147,326
MasterCard, Inc., “A”	1,060	586,106
New York Community Bancorp, Inc.	3,010	40,786
North Pacific Ltd.	8,500	29,297
Ocwen Financial Corp. (a)	2,950	107,911
PrivateBancorp, Inc.	1,330	25,509
PT Bank Mandiri (Persero) Tbk.	72,000	77,758
PT Bank Rakyat Indonesia (Persero) Tbk	163,000	157,593
Sberbank of Russia, ADR	13,316	171,244
Siam Commercial Bank Public Co. Ltd.	22,600	143,223
SunTrust Banks, Inc.	5,480	160,290
Sydbank A/S (a)	950	21,648
TCF Financial Corp.	8,790	127,895
UniCredit S.p.A (a)	34,824	181,611
Unione di Banche Italiane S.c.p.A.	3,376	14,094
Visa, Inc., “A”	3,807	641,327
Western Union Co.	5,200	77,012
Zions Bancorporation	2,080	51,210

		$6,576,731
Pharmaceuticals - 4.7%
AbbVie, Inc.	6,529	$300,660
Allergan, Inc.	1,094	124,224
Bayer AG	5,628	587,162
Bristol-Myers Squibb Co.	1,990	79,043

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Eli Lilly & Co.	1,210	$67,010
Genomma Lab Internacional S.A., “B” (a)	56,693	122,609
GlaxoSmithKline PLC	28,646	738,877
Johnson & Johnson	15,050	1,282,712
Kythera Biopharmaceuticals, Inc. (a)	1,120	27,440
Merck & Co., Inc.	8,050	378,350
Mylan, Inc. (a)	1,850	53,854
Novartis AG	8,630	640,892
Novo Nordisk A/S, “B”	564	98,930
Perrigo Co.	3,551	424,025
Pfizer, Inc.	45,309	1,317,133
Roche Holding AG	3,970	992,287
Santen Pharmaceutical Co. Ltd.	8,400	420,495
Valeant Pharmaceuticals International, Inc. (a)	2,780	211,502
Zoetis, Inc.	10,510	347,040

		$8,214,245
Pollution Control - 0.1%
Stericycle, Inc. (a)	2,147	$232,563

Precious Metals & Minerals - 0.1%
Goldcorp, Inc.	1,140	$33,743
Newcrest Mining Ltd.	5,297	92,310

		$126,053
Printing & Publishing - 0.2%
McGraw-Hill Cos., Inc.	980	$53,028
Moody’s Corp.	3,915	238,228
Pearson PLC	5,790	105,319
UBM PLC	3,175	36,101

		$432,676
Railroad & Shipping - 0.8%
Canadian National Railway Co.	2,560	$250,829
Diana Shipping, Inc. (a)	14,090	133,714
Kansas City Southern Co.	3,158	344,443
Kuehne & Nagel International AG	2,010	230,011
Navios Maritime Holdings, Inc.	12,530	56,761
Union Pacific Corp.	2,439	360,874

		$1,376,632
Real Estate - 0.9%
Annaly Mortgage Management, Inc., REIT	2,470	$39,372
Ascendas Real Estate Investment Trust, REIT	80,000	178,615

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Big Yellow Group PLC, REIT	5,080	$31,840
BioMed Realty Trust, Inc., REIT	2,840	63,928
DDR Corp., REIT	2,210	40,531
Deutsche Wohnen AG	6,060	106,862
EPR Properties, REIT	1,110	62,759
Equity Lifestyle Properties, Inc., REIT	750	60,938
GSW Immobilien AG	3,962	158,985
Host Hotels & Resorts, Inc., REIT	6,290	114,918
Midland Holdings Ltd.	172,000	79,349
Mitsubishi Estate Co. Ltd.	6,000	194,799
Public Storage, Inc., REIT	340	56,100
Simon Property Group, Inc., REIT	539	95,980
Supalai PLC	106,500	74,387
TAG Immobilien AG	5,340	64,699
Vornado Realty Trust, REIT	970	84,933

		$1,508,995
Restaurants - 0.9%
Arcos Dorados Holdings, Inc.	34,072	$464,061
Chipotle Mexican Grill, Inc., “A” (a)	133	48,304
Chuy’s Holdings, Inc. (a)	3,640	119,028
Dunkin Brands Group, Inc.	470	18,241
McDonald’s Corp.	4,517	461,366
Starbucks Corp.	2,980	181,303
Whitbread PLC	3,955	156,966
YUM! Brands, Inc.	1,971	134,265

		$1,583,534
Special Products & Services - 0.1%
Filtrona PLC	11,167	$122,551

Specialty Chemicals - 1.8%
Air Products & Chemicals, Inc.	1,670	$145,223
Airgas, Inc.	4,760	460,054
Akzo Nobel N.V.	6,852	413,107
Albemarle Corp.	1,550	94,938
Chugoku Marine Paints Ltd.	3,000	15,110
Croda International PLC	1,903	73,250
Ecolab, Inc.	890	75,312
Elementis PLC	35,965	147,208
FMC Corp.	1,170	71,019
Kansai Paint Co. Ltd.	6,000	76,873
L’Air Liquide S.A.	822	104,053

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Linde AG	2,784	$526,493
Nippon Paint Co. Ltd.	4,000	47,392
Praxair, Inc.	330	37,719
Rockwood Holdings, Inc.	2,720	176,501
Sika AG	65	156,942
Symrise AG	7,905	337,300
Tronox Ltd., “A”	7,240	148,710

		$3,107,204
Specialty Stores - 1.9%
ABC-Mart, Inc.	3,000	$112,325
Advance Auto Parts, Inc.	840	70,459
Amazon.com, Inc. (a)	906	229,952
American Eagle Outfitters, Inc.	4,671	90,851
AutoZone, Inc. (a)	845	345,681
Bed Bath & Beyond, Inc. (a)	2,560	176,128
Children’s Place Retail Store, Inc. (a)	2,610	127,681
Christian Dior S.A.	602	104,928
Citi Trends, Inc. (a)	3,700	43,549
Dick’s Sporting Goods, Inc.	3,200	153,920
Esprit Holdings Ltd.	36,121	50,643
Express, Inc. (a)	6,030	109,806
Hennes & Mauritz AB, “B”	3,870	136,921
Industria de Diseno Textil S.A.	815	109,532
Monro Muffler Brake, Inc.	2,190	90,578
NEXT PLC	1,544	104,545
Nitori Co. Ltd.	1,200	90,352
O’Reilly Automotive, Inc. (a)	1,472	157,975
PetSmart, Inc.	2,020	137,845
Ross Stores, Inc.	5,132	339,071
rue21, Inc. (a)	1,830	58,377
Sally Beauty Holdings, Inc. (a)	920	27,655
Staples, Inc.	4,350	57,594
Tiffany & Co.	2,980	219,566
Tractor Supply Co.	1,770	189,691

		$3,335,625
Telecommunications - Wireless - 1.7%
American Tower Corp., REIT	11,596	$973,948
KDDI Corp.	16,400	787,321
MetroPCS Communications, Inc. (a)	18,340	217,146
MTN Group Ltd.	2,129	38,383
NTT DoCoMo, Inc.	81	133,774

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - continued
SBA Communications Corp. (a)	2,110	$166,669
TIM Participacoes S.A., ADR	4,603	96,019
Vodafone Group PLC	200,658	611,540

		$3,024,800
Telephone Services - 1.3%
AT&T, Inc.	11,860	$444,276
Bezeq - The Israel Telecommunication Corp. Ltd.	64,110	92,991
British Telecom Group, PLC	24,220	103,912
CenturyLink, Inc.	6,677	250,855
China Unicom (Hong Kong) Ltd.	134,000	192,362
Deutsche Telekom AG	4,410	52,165
Frontier Communications Corp.	6,950	28,912
Royal KPN N.V.	3,762	7,843
TDC A.S.	23,914	193,978
Telecom Italia S.p.A.	215,332	149,731
Verizon Communications, Inc.	14,287	770,212
Windstream Corp.	7,250	61,770

		$2,349,007
Tobacco - 2.0%
Altria Group, Inc.	3,878	$141,586
British American Tobacco PLC	4,313	238,908
Japan Tobacco, Inc.	26,400	997,938
Lorillard, Inc.	14,160	607,322
Philip Morris International, Inc.	13,631	1,302,987
Schweitzer-Mauduit International, Inc.	1,700	68,493
Swedish Match AB	4,338	150,467

		$3,507,701
Trucking - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	2,109	$78,877
Celadon Group, Inc.	1,620	27,200
DSV A.S.	5,955	149,898
Expeditors International of Washington, Inc.	8,320	298,938
Swift Transportation Co. (a)	11,680	163,754
United Parcel Service, Inc., “B”	4,490	385,422
Yamato Holdings Co. Ltd.	23,000	442,848

		$1,546,937
Utilities - Electric Power - 1.6%
AES Corp.	39,230	$543,728
American Electric Power Co., Inc.	6,030	310,123
Calpine Corp. (a)	5,250	114,083

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
CenterPoint Energy, Inc.			1,640	$40,475
CMS Energy Corp.			13,120	392,813
DTE Energy Co.			960	69,965
Edison International			5,690	306,122
Energias do Brasil S.A.			23,400	142,803
Great Plains Energy, Inc.			3,090	74,562
Northeast Utilities			2,300	104,259
NRG Energy, Inc.			11,740	327,194
OGE Energy Corp.			620	44,907
Portland General Electric Co.			1,120	36,120
PPL Corp.			660	22,031
Public Service Enterprise Group, Inc.			660	24,163
Tractebel Energia S.A., ADR			7,974	141,220
Wisconsin Energy Corp.			760	34,154

				$2,728,722
Utilities - Water - 0.1%
American Water Works Co., Inc.			500	$20,940
Suez Environnement			6,320	90,764

				$111,704
Total Common Stocks (Identified Cost, $124,183,335)				$150,453,180

Convertible Preferred Stocks - 0.1%
Aerospace - 0.0%
United Technologies Corp., 7.5%			160	$9,462

Automotive - 0.0%
General Motors Co., 4.75%			500	$23,240

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%			1,600	$93,520
Total Convertible Preferred Stocks (Identified Cost, $113,871)				$126,222

	Strike Price	First Exercise
Warrants - 0.0%
Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (Identified Cost, $0) (a)	$40	2/15/12	677	$3,771

Portfolio of Investments (unaudited) – continued

Rights - 0.0%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Telephone Services - 0.0%
Koninklijke KPN N.V. (2 shares for 1 right) (Identified Cost, $12,247) (a)	EUR 1.06	4/26/13	3,663	$4,920

Issuer/Expiration Date/Strike Price			Number of Contracts
Call Options Purchased - 0.5%
S&P 500 Index - December 2013 @ $1,500 (Premiums Paid, $570,745)			70	$878,500

Issuer			Shares/Par
Money Market Funds - 6.5%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)			11,461,332	$11,461,332
Total Investments (Identified Cost, $136,341,530)				$162,927,925

Other Assets, Less Liabilities - 7.2%				12,609,049
Net Assets - 100.0%				$175,536,974

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate
EURIBOR	Euro Interbank Offered Rate
IPS	International Preference Stock
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound

Portfolio of Investments (unaudited) – continued

HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 4/30/13

Forward Foreign Currency Exchange Contracts at 4/30/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	840,000	6/27/13	$872,737	$867,141	$5,596
SELL	BRL	JPMorgan Chase Bank N.A.	760,000	5/28/13	381,737	378,681	3,056
SELL	CHF	JPMorgan Chase Bank N.A.	2,075,000	5/28/13	2,247,707	2,232,223	15,484
SELL	CZK	JPMorgan Chase Bank N.A.	42,770,000	5/28/13	2,251,144	2,183,890	67,254
BUY	EUR	JPMorgan Chase Bank N.A.	2,295,000	5/28/13	2,951,176	3,022,913	71,737
BUY	INR	JPMorgan Chase Bank N.A.	332,740,000	5/28/13	6,033,862	6,144,012	110,150
SELL	JPY	Barclays Bank PLC	658,000,000	6/27/13	6,890,854	6,751,743	139,111
BUY	KRW	JPMorgan Chase Bank N.A.	953,000,000	5/28/13	852,568	864,498	11,930
BUY	MXN	JPMorgan Chase Bank N.A.	70,860,000	6/27/13	5,676,880	5,808,415	131,535

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	NOK	JPMorgan Chase Bank N.A.	17,200,000	7/22/13	$2,990,177	$2,973,369	$16,808
BUY	PLN	JPMorgan Chase Bank N.A.	9,290,000	6/27/13	2,867,417	2,927,834	60,417
SELL	SEK	JPMorgan Chase Bank N.A.	14,030,000	5/28/13	2,211,297	2,163,486	47,811
BUY	TWD	JPMorgan Chase Bank N.A.	98,665,975	5/28/13	3,335,000	3,344,360	9,360
BUY	ZAR	JPMorgan Chase Bank N.A.	8,090,000	5/28/13	898,086	898,282	196

							$690,445

Liability Derivatives
SELL	AUD	Barclays Bank PLC	1,045,000	6/27/13	$1,065,242	$1,078,765	$(13,523)
SELL	AUD	JPMorgan Chase Bank N.A.	13,230,000	6/27/13	13,635,498	13,657,470	(21,972)
SELL	CAD	Barclays Bank PLC	9,240,000	7/22/13	9,030,819	9,154,258	(123,439)
SELL	CAD	JPMorgan Chase Bank N.A.	670,000	7/22/13	650,088	663,783	(13,695)
SELL	CHF	JPMorgan Chase Bank N.A.	4,484,065	5/28/13	4,741,349	4,823,823	(82,474)
SELL	CLP	JPMorgan Chase Bank N.A.	1,440,259,250	5/28/13	3,035,000	3,046,373	(11,373)
SELL	CNY	JPMorgan Chase Bank N.A.	3,510,000	5/28/13	557,267	568,555	(11,288)
SELL	CZK	JPMorgan Chase Bank N.A.	14,600,000	5/28/13	741,906	745,494	(3,588)
SELL	EUR	Barclays Bank PLC	8,090,000	6/27/13	10,471,704	10,658,157	(186,453)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	EUR	JPMorgan Chase Bank N.A.	1,410,000	6/27/13	$1,829,041	$1,857,602	$(28,561)
SELL	GBP	Barclays Bank PLC	4,640,000	6/27/13	7,011,703	7,204,970	(193,267)
SELL	GBP	JPMorgan Chase Bank N.A.	1,070,000	6/27/13	1,636,265	1,661,491	(25,226)
SELL	HKD	JPMorgan Chase Bank N.A.	6,500,000	7/22/13	837,679	837,955	(276)
SELL	JPY	JPMorgan Chase Bank N.A.	81,700,000	6/27/13	832,100	838,324	(6,224)
BUY	KRW	JPMorgan Chase Bank N.A.	1,896,000,000	5/28/13	1,739,641	1,719,924	(19,717)
SELL	NOK	JPMorgan Chase Bank N.A.	3,770,000	7/22/13	641,659	651,721	(10,062)
SELL	NZD	Goldman Sachs International	1,260,000	7/22/13	1,071,385	1,073,909	(2,524)
SELL	NZD	JPMorgan Chase Bank N.A.	14,920,000	7/22/13	12,566,042	12,716,441	(150,399)
BUY	PHP	JPMorgan Chase Bank N.A.	122,600,000	5/28/13	3,018,669	2,975,476	(43,193)
BUY	SEK	JPMorgan Chase Bank N.A.	8,430,000	6/27/13	1,305,727	1,299,068	(6,659)
SELL	SGD	JPMorgan Chase Bank N.A.	565,000	7/22/13	456,891	458,740	(1,849)
SELL	THB	JPMorgan Chase Bank N.A.	98,265,775	5/28/13	3,335,000	3,350,247	(15,247)
BUY	ZAR	JPMorgan Chase Bank N.A.	19,880,000	5/28/13	2,223,269	2,207,399	(15,870)

							$(986,879)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 4/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
ASX SPI 200 Index (Long)	AUD	80	$10,715,331	June - 2013	$277,483
Canadian S&P/TSX 60 Index (Short)	CAD	14	1,971,075	June - 2013	45,297
DJ Euro Stroxx 50 Index (Long)	EUR	390	13,718,536	June - 2013	259,646
FTSE 100 Index (Short)	GBP	28	2,776,427	June - 2013	2,231

					$584,657

Interest Rate Futures
Euro-BTP (Long)	EUR	36	$5,497,213	June - 2013	$250,040

					$834,697

Liability Derivatives
Equity Futures
AEX Index (Short)	EUR	35	$3,203,020	May - 2013	$(36,101)
CAC 40 Index (Short)	EUR	99	4,953,714	May - 2013	(299,037)
DAX Index (Long)	EUR	10	2,607,890	June - 2013	(22,574)
E-mini NASDAQ-100 Index (Short)	USD	37	2,131,200	June - 2013	(47,119)
E-mini Russell 2000 Index (Short)	USD	66	6,237,660	June - 2013	(72,878)
E-mini S&P MidCap 400 Index (Short)	USD	140	16,207,800	June - 2013	(437,746)
FTSE China A50 Index (Long)	USD	520	4,095,000	May - 2013	(133,567)
Hang Seng Index (Short)	HKD	28	4,077,962	May - 2013	(88,233)
H-shares Index (Short)	HKD	57	3,991,025	May - 2013	(85,940)
Mini MSCI Emerging Markets Index (Long)	USD	165	8,579,175	June - 2013	(48,550)
MSCI Singapore Free Index (Short)	SGD	28	1,728,603	May - 2013	(64,270)
OMX Index (Short)	SEK	177	3,274,516	May - 2013	(170,361)
S&P 500 Index (Short)	USD	189	75,231,450	June - 2013	(2,190,249)
Topix Index (Short)	JPY	25	2,992,768	June - 2013	(234,487)

					$(3,931,112)

Swap Agreements at 4/30/13

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps Agreements
9/14/21	EUR	4,900,000	Deutsche Bank	2.469% (fixed rate)	6-Month EURIBOR	$732,096
8/23/22	GBP	4,500,000	Deutsche Bank	1.9925% (fixed rate)	6-Month LIBOR	186,203
1/15/23	GBP	1,700,000	Deutsche Bank	2.025% (fixed rate)	6-Month LIBOR	68,110
1/16/23	AUD	6,700,000	Citibank N.A.	3.9425% (fixed rate)	6-Month BBSW	123,403
2/13/23	AUD	3,800,000	Citibank N.A.	3.985% (fixed rate)	6-Month BBSW	80,110

Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/13 - continued

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives - continued
Interest Rate Swaps Agreements - continued
2/13/43	USD	1,700,000	Deutsche Bank	2.964% (fixed rate)	3-Month LIBOR	$65,519
4/24/23	GBP	1,300,000	Citibank N.A.	1.865% (fixed rate)	6-Month LIBOR	7,721
4/26/23	AUD	5,100,000	Citibank N.A.	3.87% (fixed rate)	6-Month BBSW	38,149
4/26/43	USD	2,100,000	Citibank N.A.	2.8225% (fixed rate)	3-Month LIBOR	4,955

						$1,306,266

Credit Default Swaps Agreements
6/20/18	USD	81,000,000	Citibank N.A. (a)	1.00% (fixed rate)	(1)	$1,082,410
6/20/18	USD	11,600,000	Deutsche Bank (b)	1.00% (fixed rate)	(1)	155,012
6/20/18	USD	22,100,000	Citibank N.A. (c )	5.00% (fixed rate)	(2)	1,486,971

						$2,724,393

						$4,030,659

Liability Derivatives
Interest Rate Swaps Agreements
10/31/22	AUD	6,600,000	Deutsche Bank	3.73% (fixed rate)	6-Month BBSW	$(7,996)
6/07/42	USD	3,200,000	Citibank N.A.	2.29375% (fixed rate)	3-Month LIBOR	(320,929)

						$(328,925)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.20 Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.20 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.
(a)	Net unamortized premiums paid by the fund amounted to $372,018.
(b)	Net unamortized premiums paid by the fund amounted to $109,610.
(c)	Net unamortized premiums paid by the fund amounted to $603,146.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2013, the fund had cash collateral of $8,341,927 and other liquid securities with an aggregate value of $546,695 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Restricted cash” and “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $124,880,198)	$151,466,593
Underlying affiliated funds, at cost and value	11,461,332
Total investments, at value (identified cost, $136,341,530)	$162,927,925
Cash	3,318
Restricted cash	8,325,116
Foreign currency, at value (identified cost, $814,409)	807,131
Deposits with brokers	16,811
Receivables for
Forward foreign currency exchange contracts	690,445
Investments sold	894,846
Fund shares sold	4,667,746
Interest and dividends	303,269
Swaps, at value (net unamortized premiums paid, $1,084,775)	4,030,659
Receivable from investment adviser	16,557
Other assets	723
Total assets	$182,684,546
Liabilities
Payables for
Forward foreign currency exchange contracts	$986,879
Daily variation margin on open futures contracts	239,788
Investments purchased	4,605,185
Fund shares reacquired	832,532
Swaps, at value	328,925
Payable to affiliates
Shareholder servicing costs	50,757
Distribution and service fees	2,482
Payable for independent Trustees’ compensation	271
Accrued expenses and other liabilities	100,753
Total liabilities	$7,147,572
Net assets	$175,536,974
Net assets consist of
Paid-in capital	$205,105,800
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $516 deferred country tax)	25,832,464
Accumulated net realized gain (loss) on investments and foreign currency	(54,898,767)
Accumulated distributions in excess of net investment income	(502,523)
Net assets	$175,536,974
Shares of beneficial interest outstanding	17,150,553

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$60,660,553	5,930,048	$10.23
Class B	5,965,578	593,347	10.05
Class C	24,292,221	2,416,861	10.05
Class I	81,765,271	7,932,229	10.31
Class R1	119,598	11,951	10.01
Class R2	464,484	45,786	10.14
Class R3	336,765	32,938	10.22
Class R4	1,819,726	176,499	10.31
Class R5	112,778	10,894	10.35

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.85 [100 / 94.25 × $10.23]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$1,249,798
Dividends from underlying affiliated funds	6,033
Foreign taxes withheld	(37,322)
Total investment income	$1,218,509
Expenses
Management fee	$570,570
Distribution and service fees	189,138
Shareholder servicing costs	59,305
Administrative services fee	13,506
Independent Trustees’ compensation	1,755
Custodian fee	85,528
Shareholder communications	13,216
Audit and tax fees	40,114
Legal fees	1,678
Registration fees	64,048
Miscellaneous	16,032
Total expenses	$1,054,890
Fees paid indirectly	(543)
Reduction of expenses by investment adviser	(148,423)
Net expenses	$905,924
Net investment income	$312,585
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $3,179 country tax)	$7,498,071
Written options	424
Futures contracts	(7,432,062)
Swap agreements	2,501,606
Securities sold short	(6,409)
Foreign currency	1,851,229
Net realized gain (loss) on investments and foreign currency	$4,412,859
Change in unrealized appreciation (depreciation)
Investments (net of $4,008 decrease in deferred country tax)	$8,979,759
Futures contracts	(4,920,368)
Swap agreements	959,360
Securities sold short	2,961
Translation of assets and liabilities in foreign currencies	(469,192)
Net unrealized gain (loss) on investments and foreign currency translation	$4,552,520
Net realized and unrealized gain (loss) on investments and foreign currency	$8,965,379
Change in net assets from operations	$9,277,964

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/13 (unaudited)	Year ended 10/31/12
From operations
Net investment income	$312,585	$152,507
Net realized gain (loss) on investments and foreign currency	4,412,859	(1,172,279)
Net unrealized gain (loss) on investments and foreign currency translation	4,552,520	7,885,164
Change in net assets from operations	$9,277,964	$6,865,392
Distributions declared to shareholders
From net investment income	$(2,700,033)	$(2,070,008)
Change in net assets from fund share transactions	$70,409,272	$17,331,488
Total change in net assets	$76,987,203	$22,126,872
Net assets
At beginning of period	98,549,771	76,422,899
At end of period (including accumulated distributions in excess of net investment income of $502,523 and undistributed net investment income of $1,884,925, respectively)	$175,536,974	$98,549,771

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/13		Years ended 10/31
Class A			2012	2011	2010	2009		2008 (c)
	(unaudited)
Net asset value, beginning of period	$9.81		$9.25	$9.17	$8.60	$10.45		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.03	$0.04	$0.03	$0.06		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		0.81	0.26	0.54	0.00	(g)(w)	(1.61)
Total from investment operations	$0.68		$0.84	$0.30	$0.57	$0.06		$(1.54)
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.28)	$(0.22)	$—	$—		$(0.01)
From net realized gain on investments	—		—	—	—	(1.91)		—
Total distributions declared to shareholders	$(0.26)		$(0.28)	$(0.22)	$—	$(1.91)		$(0.01)
Net asset value, end of period (x)	$10.23		$9.81	$9.25	$9.17	$8.60		$10.45
Total return (%) (r)(s)(t)(x)	7.05	(n)	9.31	3.25	6.63	3.16		(12.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.80	1.85	1.75	1.85		2.12	(a)
Expenses after expense reductions (f)	1.38	(a)	1.39	1.40	1.40	1.40		1.41	(a)
Net investment income	0.54	(a)	0.35	0.46	0.33	0.73		0.64	(a)
Portfolio turnover	21	(n)	63	69	85	138		92
Net assets at end of period (000 omitted)	$60,661		$41,964	$41,358	$70,790	$83,020		$142,605
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A(a	)	1.39	1.40	1.40	1.40		N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13		Years ended 10/31
Class B			2012	2011	2010	2009		2008 (c)
	(unaudited)
Net asset value, beginning of period	$9.62		$9.06	$8.98	$8.49	$10.40		$12.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.04)	$(0.03)	$(0.04)	$(0.00	)(w)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		0.80	0.25	0.53	0.00	(g)(w)	(1.62)
Total from investment operations	$0.63		$0.76	$0.22	$0.49	$0.00	(w)	$(1.59)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.20)	$(0.14)	$—	$—		$(0.01)
From net realized gain on investments	—		—	—	—	(1.91)		—
Total distributions declared to shareholders	$(0.20)		$(0.20)	$(0.14)	$—	$(1.91)		$(0.01)
Net asset value, end of period (x)	$10.05		$9.62	$9.06	$8.98	$8.49		$10.40
Total return (%) (r)(s)(t)(x)	6.65	(n)	8.52	2.45	5.77	2.47		(13.28	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	2.54	2.61	2.50	2.56		2.82	(a)
Expenses after expense reductions (f)	2.13	(a)	2.14	2.15	2.15	2.12		2.06	(a)
Net investment income (loss)	(0.22	)(a)	(0.39)	(0.28)	(0.42)	(0.04)		0.25	(a)
Portfolio turnover	21	(n)	63	69	85	138		92
Net assets at end of period (000 omitted)	$5,966		$4,677	$3,958	$5,704	$6,870		$8,909
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A	(a)	2.14	2.15	2.15	2.12		N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13		Years ended 10/31
Class C			2012	2011	2010	2009		2008 (c)
	(unaudited)
Net asset value, beginning of period	$9.61		$9.04	$8.97	$8.48	$10.39		$12.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.04)	$(0.03)	$(0.04)	$0.00	(w)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		0.80	0.25	0.53	(0.00	)(g)(w)	(1.64)
Total from investment operations	$0.63		$0.76	$0.22	$0.49	$0.00	(w)	$(1.60)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.19)	$(0.15)	$—	$—		$(0.01)
From net realized gain on investments	—		—	—	—	(1.91)		—
Total distributions declared to shareholders	$(0.19)		$(0.19)	$(0.15)	$—	$(1.91)		$(0.01)
Net asset value, end of period (x)	$10.05		$9.61	$9.04	$8.97	$8.48		$10.39
Total return (%) (r)(s)(t)(x)	6.65	(n)	8.53	2.50	5.78	2.47		(13.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	2.55	2.61	2.51	2.56		2.91	(a)
Expenses after expense reductions (f)	2.13	(a)	2.14	2.15	2.15	2.12		2.06	(a)
Net investment income (loss)	(0.23	)(a)	(0.41)	(0.28)	(0.43)	(0.05)		0.37	(a)
Portfolio turnover	21	(n)	63	69	85	138		92
Net assets at end of period (000 omitted)	$24,292		$18,622	$18,845	$28,513	$29,495		$39,368
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A	(a)	2.14	2.15	2.15	2.12		N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13		Years ended 10/31
Class I			2012	2011	2010	2009	2008 (c)
	(unaudited)
Net asset value, beginning of period	$9.89		$9.33	$9.25	$8.66	$10.48	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.06	$0.06	$0.05	$0.03	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.66		0.81	0.26	0.54	0.06 (g)	(1.57)
Total from investment operations	$0.70		$0.87	$0.32	$0.59	$0.09	$(1.51)
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.31)	$(0.24)	$—	$—	$(0.01)
From net realized gain on investments	—		—	—	—	(1.91)	—
Total distributions declared to shareholders	$(0.28)		$(0.31)	$(0.24)	$—	$(1.91)	$(0.01)
Net asset value, end of period (x)	$10.31		$9.89	$9.33	$9.25	$8.66	$10.48
Total return (%) (r)(s)(x)	7.25	(n)	9.59	3.54	6.81	3.50	(12.59	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.49	1.55	1.52	1.47	1.65	(a)
Expenses after expense reductions (f)	1.13	(a)	1.14	1.15	1.15	1.15	1.06	(a)
Net investment income	0.80	(a)	0.60	0.60	0.57	0.42	0.58	(a)
Portfolio turnover	21	(n)	63	69	85	138	92
Net assets at end of period (000 omitted)	$81,765		$31,289	$10,737	$93,425	$73,185	$92
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A	(a)	1.14	1.15	1.15	1.15	N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13		Years ended 10/31
Class R1			2012	2011	2010	2009	2008 (c)
	(unaudited)
Net asset value, beginning of period	$9.56		$9.03	$8.97	$8.48	$10.39	$12.00
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.04)	$(0.02)	$(0.04)	$(0.01)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		0.79	0.24	0.53	0.01 (g)	(1.56)
Total from investment operations	$0.63		$0.75	$0.22	$0.49	$0.00 (w)	$(1.60)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.22)	$(0.16)	$—	$—	$(0.01)
From net realized gain on investments	—		—	—	—	(1.91)	—
Total distributions declared to shareholders	$(0.18)		$(0.22)	$(0.16)	$—	$(1.91)	$(0.01)
Net asset value, end of period (x)	$10.01		$9.56	$9.03	$8.97	$8.48	$10.39
Total return (%) (r)(s)(x)	6.70	(n)	8.56	2.42	5.78	2.47	(13.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	2.56	2.63	2.51	2.55	2.65	(a)
Expenses after expense reductions (f)	2.13	(a)	2.14	2.15	2.15	2.12	2.06	(a)
Net investment loss	(0.25	)(a)	(0.45)	(0.23)	(0.43)	(0.07)	(0.40	)(a)
Portfolio turnover	21	(n)	63	69	85	138	92
Net assets at end of period (000 omitted)	$120		$112	$131	$101	$95	$99
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A	(a)	2.14	2.15	2.15	2.12	N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13		Years ended 10/31
Class R2			2012	2011	2010	2009	2008 (c)
	(unaudited)
Net asset value, beginning of period	$9.73		$9.18	$9.11	$8.57	$10.44	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.01	$0.02	$0.01	$0.03	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		0.80	0.25	0.53	0.01(g )	(1.56)
Total from investment operations	$0.65		$0.81	$0.27	$0.54	$0.04	$(1.55)
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.26)	$(0.20)	$—	$—	$(0.01)
From net realized gain on investments	—		—	—	—	(1.91)	—
Total distributions declared to shareholders	$(0.24)		$(0.26)	$(0.20)	$—	$(1.91)	$(0.01)
Net asset value, end of period (x)	$10.14		$9.73	$9.18	$9.11	$8.57	$10.44
Total return (%) (r)(s)(x)	6.85	(n)	9.03	3.02	6.30	2.95	(12.93	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	2.02	2.12	2.01	2.05	2.15	(a)
Expenses after expense reductions (f)	1.63	(a)	1.64	1.65	1.65	1.62	1.56	(a)
Net investment income	0.30	(a)	0.12	0.24	0.08	0.39	0.08	(a)
Portfolio turnover	21	(n)	63	69	85	138	92
Net assets at end of period (000 omitted)	$464		$176	$119	$132	$95	$93
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.64	1.65	1.65	1.62	N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13		Years ended 10/31
Class R3			2012	2011	2010	2009	2008 (c)
	(unaudited)
Net asset value, beginning of period	$9.81		$9.25	$9.18	$8.62	$10.46	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.04	$0.05	$0.03	$0.05	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		0.80	0.24	0.53	0.02(g )	(1.56)
Total from investment operations	$0.67		$0.84	$0.29	$0.56	$0.07	$(1.53)
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.28)	$(0.22)	$—	$—	$(0.01)
From net realized gain on investments	—		—	—	—	(1.91)	—
Total distributions declared to shareholders	$(0.26)		$(0.28)	$(0.22)	$—	$(1.91)	$(0.01)
Net asset value, end of period (x)	$10.22		$9.81	$9.25	$9.18	$8.62	$10.46
Total return (%) (r)(s)(x)	7.00(n	)	9.40	3.20	6.50	3.27	(12.76	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.79	1.87	1.76	1.80	1.90	(a)
Expenses after expense reductions (f)	1.38	(a)	1.39	1.40	1.40	1.37	1.31	(a)
Net investment income	0.59	(a)	0.37	0.50	0.32	0.64	0.33	(a)
Portfolio turnover	21	(n)	63	69	85	138	92
Net assets at end of period (000 omitted)	$337		$114	$105	$101	$95	$92
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A	(a)	1.39	1.40	1.40	1.37	N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13		Years ended 10/31
Class R4			2012	2011	2010	2009		2008 (c)
	(unaudited)
Net asset value, beginning of period	$9.89		$9.33	$9.25	$8.66	$10.49		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.06	$0.07	$0.05	$0.08		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.66		0.81	0.25	0.54	(0.00	)(g)(w)	(1.64)
Total from investment operations	$0.70		$0.87	$0.32	$0.59	$0.08		$(1.50)
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.31)	$(0.24)	$—	$—		$(0.01)
From net realized gain on investments	—		—	—	—	(1.91)		—
Total distributions declared to shareholders	$(0.28)		$(0.31)	$(0.24)	$—	$(1.91)		$(0.01)
Net asset value, end of period (x)	$10.31		$9.89	$9.33	$9.25	$8.66		$10.49
Total return (%) (r)(s)(x)	7.24	(n)	9.59	3.54	6.81	3.40		(12.50	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.50	1.62	1.52	1.56		1.98	(a)
Expenses after expense reductions (f)	1.13	(a)	1.14	1.15	1.15	1.12		1.06	(a)
Net investment income	0.79	(a)	0.61	0.73	0.57	0.99		1.43	(a)
Portfolio turnover	21	(n)	63	69	85	138		92
Net assets at end of period (000 omitted)	$1,820		$1,492	$881	$1,045	$706		$1,136
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A	(a)	1.14	1.15	1.15	1.12		N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13		Years ended 10/31
Class R5 (y)			2012	2011	2010	2009		2008 (c)
	(unaudited)
Net asset value, beginning of period	$9.92		$9.32	$9.23	$8.65	$10.47		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.04	$0.04	$0.04	$0.09		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.66		0.83	0.28	0.54	0.00	(g)(w)	(1.66)
Total from investment operations	$0.70		$0.87	$0.32	$0.58	$0.09		$(1.52)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.27)	$(0.23)	$—	$—		$(0.01)
From net realized gain on investments	—		—	—	—	(1.91)		—
Total distributions declared to shareholders	$(0.27)		$(0.27)	$(0.23)	$—	$(1.91)		$(0.01)
Net asset value, end of period (x)	$10.35		$9.92	$9.32	$9.23	$8.65		$10.47
Total return (%) (r)(s)(x)	7.18	(n)	9.58	3.53	6.71	3.51		(12.67	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.74	1.65	1.59	1.67		2.11	(a)
Expenses after expense reductions (f)	1.07	(a)	1.21	1.25	1.25	1.20		1.16	(a)
Net investment income	0.81	(a)	0.42	0.40	0.46	1.06		1.43	(a)
Portfolio turnover	21	(n)	63	69	85	138		92
Net assets at end of period (000 omitted)	$113		$105	$289	$1,753	$2,064		$10,982
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A	(a)	1.21	1.25	1.25	1.20		N/A

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 20, 2007, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes
(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated as Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements, please see Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Diversified Target Return Fund (the fund) is a series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are

Notes to Financial Statements (unaudited) – continued

generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the

Notes to Financial Statements (unaudited) – continued

type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$100,221,559	$—	$—	$100,221,559
United Kingdom	11,107,741	1,267	—	11,109,008
Japan	9,878,940	—	—	9,878,940
France	4,897,427	—	—	4,897,427
Switzerland	4,831,496	—	—	4,831,496
Germany	3,630,288	—	—	3,630,288
Netherlands	1,830,122	—	—	1,830,122
Hong Kong	1,654,187	—	—	1,654,187
Australia	1,373,620	—	—	1,373,620
Other Countries	11,822,336	217,610	—	12,039,946
Mutual Funds	11,461,332	—	—	11,461,332
Total Investments	$162,709,048	$ 218,877	$—	$162,927,925

Other Financial Instruments
Futures Contracts	$(3,359,386)	$ 262,971	$—	$(3,096,415)
Swap Agreements	—	3,701,734	—	3,701,734
Forward Foreign Currency Exchange Contracts	—	(296,434)	—	(296,434)

For further information regarding security characteristics, see the Portfolio of Investments. At April 30, 2013, the fund held 1 level 3 security valued at $0, which was also held and valued at $0 at October 31, 2012.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$250,040	$—
Interest Rate	Interest Rate Swaps	1,306,266	(328,925)
Foreign Exchange	Forward Foreign Currency Exchange	690,445	(986,879)
Equity	Equity Futures	584,657	(3,931,112)
Equity	Purchased Equity Options	878,500	—
Credit	Credit Default Swaps	2,724,393	—
Total		$6,434,301	$(5,246,916)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)	Written Options
Interest Rate	$531,661	$431,135	$—	$—	$—
Foreign Exchange	—	—	1,874,689	—	—
Equity	(7,963,723)	—	—	1,050,229	424
Credit	—	2,070,471	—	—	—
Total	$(7,432,062)	$2,501,606	$1,874,689	$1,050,229	$424

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$248,273	$192,097	$—	$—
Foreign Exchange	—	—	(468,029)	—
Equity	(5,168,641)	—	—	307,755
Credit	—	767,263	—	—
Total	$(4,920,368)	$959,360	$(468,029)	$307,755

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract

Notes to Financial Statements (unaudited) – continued

specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” and “Deposits with brokers”. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended April 30, 2013:

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	12	424
Options expired	(12)	(424)
Outstanding, end of period	—	$—

Notes to Financial Statements (unaudited) – continued

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge

Notes to Financial Statements (unaudited) – continued

against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

Notes to Financial Statements (unaudited) – continued

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the agreement notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As discussed earlier in this note, any collateral requirements for these swap agreements are based generally on the market value of the swap agreement netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At April 30, 2013, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) – continued

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended April 30, 2013, the fund did not incur any of these expenses. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At April 30, 2013, the fund had no short sales outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/12
Ordinary income (including any short-term capital gains)	$2,070,008

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/13
Cost of investments	$139,555,130
Gross appreciation	24,754,857
Gross depreciation	(1,382,062)
Net unrealized appreciation (depreciation)	$23,372,795

As of 10/31/12
Undistributed ordinary income	2,683,313
Capital loss carryforwards	(54,197,232)
Other temporary differences	982,449
Net unrealized appreciation (depreciation)	14,384,713

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements (unaudited) – continued

As of October 31, 2012, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
10/31/17	$(42,263,817)
10/31/18	(11,844,509)
Total	$(54,108,326)

Post-enactment losses which are characterized as follows:
Short-Term	$(88,906)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/13	Year ended 10/31/12
Class A	$1,142,507	$1,198,992
Class B	100,658	84,648
Class C	366,737	369,091
Class I	1,037,048	370,779
Class R1	2,113	3,256
Class R2	4,402	3,317
Class R3	3,925	3,198
Class R4	39,815	28,628
Class R5	2,828	8,099
Total	$2,700,033	$2,070,008

On May 30, 2012, Class W shares were redesignated Class R5. See Note 5 for additional information.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by

Notes to Financial Statements (unaudited) – continued

MFS and the fund’s Board of Trustees. For the period April 1, 2013 through April 30, 2013, this management fee reduction amounted to $72, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

MFS has engaged UBS Global Asset Management (Americas) Inc. (UBS) as a sub-adviser to the fund to manage the fund’s exposure to markets and currencies through the use of derivative instruments. The fund is not responsible for paying the sub-advisory fee. MFS pays UBS a sub-advisory fee at the following annual rates:

First $1 billion of average daily net assets	0.28%
Next $1.5 billion of average daily net assets	0.185%
Average daily net assets in excess of $2.5 billion	0.16%

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.40%	2.15%	2.15%	1.15%	2.15%	1.65%	1.40%	1.15%	1.07%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2014. For the six months ended April 30, 2013, this reduction amounted to $148,182 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $9,277 for the six months ended April 30, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$61,281
Class B	0.75%	0.25%	1.00%	1.00%	25,881
Class C	0.75%	0.25%	1.00%	1.00%	100,635
Class R1	0.75%	0.25%	1.00%	1.00%	569
Class R2	0.25%	0.25%	0.50%	0.50%	470
Class R3	—	0.25%	0.25%	0.25%	302
Total Distribution and Service Fees					$189,138

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2013, were as follows:

Amount
Class A	$—
Class B	6,359
Class C	539

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2013, the fee was $11,465, which equated to 0.0181% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $47,840.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.0213% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of

Notes to Financial Statements (unaudited) – continued

services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $376 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $169, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 31, 2012, MFS purchased 10,605 shares of Class R5 for an aggregate amount of $100,000. At April 30, 2013, MFS held 99.82% and 100%, respectively, of the outstanding shares of Class R1 and Class R5.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option and short-term obligations, aggregated $74,439,669 and $22,879,715, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/13		Year ended 10/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,520,894	$24,986,883	1,437,531	$13,525,989
Class B	153,603	1,495,502	125,037	1,169,115
Class C	666,322	6,509,492	370,435	3,450,573
Class I	5,680,567	56,722,108	2,752,605	26,479,353
Class R1	22	213	233	2,089
Class R2	28,007	281,354	4,715	44,876
Class R3	22,619	222,376	—	—
Class R4	47,328	471,892	84,449	809,315
Class R5	—	—	22,673	214,000
	9,119,362	$90,689,820	4,797,678	$45,695,310

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/13		Year ended 10/31/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	103,069	$996,681	109,010	$976,729
Class B	8,613	82,087	7,253	64,191
Class C	28,330	269,985	30,807	272,327
Class I	54,104	526,434	8,455	76,264
Class R1	223	2,113	370	3,256
Class R2	458	4,402	372	3,317
Class R3	406	3,925	357	3,198
Class R4	4,088	39,815	3,174	28,628
Class R5	289	2,828	895	8,099
	199,580	$1,928,270	160,693	$1,436,009

Shares reacquired
Class A	(972,630)	$(9,661,889)	(1,740,861)	$(16,203,352)
Class B	(54,903)	(533,725)	(82,906)	(762,879)
Class C	(215,785)	(2,090,720)	(547,738)	(5,013,218)
Class I	(965,484)	(9,642,177)	(748,568)	(7,075,295)
Class R1	(4)	(38)	(3,378)	(30,036)
Class R2	(755)	(7,500)	— (a)	(3)
Class R3	(1,750)	(17,556)	—	—
Class R4	(25,685)	(255,213)	(31,318)	(300,672)
Class R5	—	—	(43,917)	(414,376)
	(2,236,996)	$(22,208,818)	(3,198,686)	$(29,799,831)

Net change
Class A	1,651,333	$16,321,675	(194,320)	$(1,700,634)
Class B	107,313	1,043,864	49,384	470,427
Class C	478,867	4,688,757	(146,496)	(1,290,318)
Class I	4,769,187	47,606,365	2,012,492	19,480,322
Class R1	241	2,288	(2,775)	(24,691)
Class R2	27,710	278,256	5,087	48,190
Class R3	21,275	208,745	357	3,198
Class R4	25,731	256,494	56,305	537,271
Class R5	289	2,828	(20,349)	(192,277)
	7,081,946	$70,409,272	1,759,685	$17,331,488

(a)	Less than 1 share.

Redesignation of Class W to Class R5 – On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated as Class R5. Class R5 shares are generally available only to certain eligible retirement plans

Notes to Financial Statements (unaudited) – continued

and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2013, the fund’s commitment fee and interest expense were $274 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,799,997	66,818,510	(64,157,175)	11,461,332

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,033	$11,461,332

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2013

*	Print name and title of each signing officer under his or her signature.